Other Assets - Schedule of Other Assets (Details) 10Q - LendingClub Corp [Member] - USD ($) $ in Thousands		Mar. 31, 2017	Dec. 31, 2016
Other Assets [Line Items]
Other assets		$ 77,079	$ 69,644
Loan Servicing Asset Fair Value [Member]
Other Assets [Line Items]
Other assets		22,360	21,398
Prepaid Expense [Member]
Other Assets [Line Items]
Other assets		16,555	16,960
Other Investments [Member]
Other Assets [Line Items]
Other assets		10,463	10,372
Insurance Settlement [Member]
Other Assets [Line Items]
Other assets	[1]	9,625
Accounts Receivable [Member]
Other Assets [Line Items]
Other assets		7,096	7,572
Servicer Reserve Receivable [Member]
Other Assets [Line Items]
Other assets		4,362	4,938
Accounts Receivable From Investors [Member]
Other Assets [Line Items]
Other assets		2,454	1,566
Tenant Improvement Receivable [Member]
Other Assets [Line Items]
Other assets		1,678	3,290
Due From Related Parties [Member]
Other Assets [Line Items]
Other assets	[2]	405	476
Other Assets [Member]
Other Assets [Line Items]
Other assets		$ 2,081	$ 3,072

[1]	Represents insurance recoveries for certain legal expenses incurred as a result of the Company's board review and related governmental and regulatory inquiries.
[2]	Represents management fees due to LCA from certain private funds for which LCA acts as the general partner.